ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS	ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions (2)	Total

Balance at 1 January 2025	203	497	14	51	765
Changes in estimates - recognised in profit or loss (1)	—	74	1	63	138
Change in estimates - capitalised (1)	(3)	—	—	—	(3)
Acquired through asset acquisition (see Note 13.2)	—	2	—	—	2
Transfer to held for sale	—	(9)	—	—	(9)
Utilised during the year	—	(75)	(2)	(36)	(113)
Unwinding of provision	9	24	2	—	35
Disposal of subsidiary (see Note 14.1)	(7)	(9)	—	(14)	(30)
Translation	4	19	2	9	34
Balance at 31 December 2025	206	523	17	72	818
Current portion	3	86	5	37	131
Non-current portion	203	437	12	35	687

Figure in millions	Provision for decommissioning	Provision for restoration	Provision for silicosis	Other provisions	Total
Expected cash flows
Within one year	3	86	5	37	131
Between one and two years	5	42	5	35	87
Between two and five years	29	153	6	—	188
Between five and ten years	105	146	1	—	252
After ten years	64	96	—	—	160
	206	523	17	72	818

Figures in millions	2025

Sensitivity analysis - Provision for decommissioning (3)
A change in cash flows has a significant impact on the amounts recognised in the statement of financial position. A reasonable possible change in the discount rate used in the calculation would not have a material impact on the value of the decommissioning provision. A 10% change in the cash flows would have the following impact:

Effect of increase in assumptions:
10% change in cash flows	21
Effect of decrease in assumptions:
10% change in cash flows	(21)

Sensitivity analysis - Provision for restoration (3)
A change in cash flows has a significant impact on the amounts recognised in the income statement. A reasonable possible change in the discount rate used in the calculation would not have a material impact on the value of the restoration provision. A 10% change in the cash flows would have the following impact:

Effect of increase in assumptions:
10% change in cash flows	52
Effect of decrease in assumptions:
10% change in cash flows	(52)

(1)The change in estimates relating to the provision for decommissioning and restoration is attributable to shifts in discount rates from global economic assumption changes, alterations in mine plans affecting cash flows, updates in design for closure of tailings storage facilities and in revised methodology following requests from the environmental regulatory authorities. These provisions are expected to unwind beyond the end of the life-of-mine.
(2)Other provisions comprise claims filed by former employees in respect of loss of employment, work-related accident injuries and diseases, governmental fiscal claims relating to levies, surcharges and environmental legal disputes. These liabilities are expected to be settled over the next five-year period.
(3)The sensitivity analysis is based on the change of a single assumption, keeping all other assumptions constant. This may not be the case in practice where changes in assumptions may result in correlated changes in other assumptions, and a change in the provision amount.
Environmental obligations
Pursuant to environmental regulations in the countries in which the Group operates, in connection with plans for the eventual end-of-life of its mines, the Group is obligated to rehabilitate the lands where such mines are located. In most cases, AngloGold
Ashanti is required to provide financial guarantees for such work, including reclamation bonds or letters of credit issued by third party entities, independent trust funds or cash reserves maintained by the operation, to the respective environmental protection agency, or such other government department with responsibility for environmental oversight in the respective country, to cover the estimated environmental rehabilitation obligations.
In most cases, the environmental obligations will expire on completion of the rehabilitation although, in some cases, the Group may be required to post bonds for potential events or conditions that could arise after the rehabilitation has been completed.
The following are the various bonds, guarantees or cash held at operations:

Figures in millions	2025	2024	2023

Australia
Amounts paid into Mine Rehabilitation Fund	11	9	9

Iduapriem
Cash component of bond	12	12	12
Bond guarantee, issued by ABSA Bank Ghana Limited, Standard Chartered Bank Ghana Ltd, Ecobank Ghana Ltd, United Bank for Africa, First Rand Bank Ghana Ltd and Stanbic Bank Ghana Ltd for a current carrying value of the liability of $61m (2024:$47m; 2023: $5m)	49	45	41
Obuasi
Cash component of bond	22	22	22
Bond guarantee issued by First National Bank Ghana Limited, Stanbic Bank Ghana Ltd and Standard Chartered Bank Ghana PLC for a current carrying value of the liability of $160m (2024: $148m; 2023: $168m)	30	30	30
Córrego do Sítio
Bank guarantee, issued by Banco De Desenvolvimento De Minas Gerais S.A., for a current carrying value of the liability of $130m (2024:$91m)	9	7	—
In some circumstances AngloGold Ashanti may be required to post further bonds in due course which will have a consequential income statement charge for the fees charged by the providers of the reclamation bonds.
Significant accounting estimates and judgements
Significant judgement is applied in estimating the cost of rehabilitation that will be required in future to rehabilitate the Group’s mines, related surface infrastructure and tailings dams. The final cost may significantly differ from current estimates. The following rates were used in the calculation of the provision:

2025

Group environmental rehabilitation (excluding Australia and Brazil environmental rehabilitation)
USD inflation rate (range)	1.8% - 2.8%
USD discount rate (range)	3.4% - 4.4%

Australia environmental rehabilitation
AUD inflation rate (range)	2.6% - 3.1%
AUD discount rate (range)	4.4% - 4.7%

Brazil environmental rehabilitation
Brazil inflation rate (range)	3.9% - 4.1%
Brazil discount rate (range)	5.5% - 5.6%

Accounting policies
The Group incurs obligations to close, restore and rehabilitate its mine sites affected by mining and exploration activities which are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred and the costs can be reasonably estimated. The determination of the provision is based on, among other considerations, judgements and estimates of current damage caused, timing and amount of future costs to be incurred to rehabilitate the mine sites, estimates of future inflation, exchange rates and discount rates.
Contingencies are included in the provision to cater for specific risks. Where the rehabilitation plans are only at a planning or conceptual stage and there is a low level of detail, this will require a higher contingency to cater for the risk and conversely a lower contingency is required where more detailed plans are available. This is in line with the engineering and environmental project management standard practice.

Environmental expenditure
The Group has long-term remediation obligations comprising decommissioning and restoration liabilities relating to its past operations which are based on the Group’s environmental management plans, in compliance with current environmental and regulatory requirements.
Provisions for non-recurring remediation costs are made when there is a present obligation, it is probable that expenditure on remediation work will be required and the cost can be estimated within a reasonable range of possible outcomes. The costs are based on currently available facts, technology expected to be available at the time of the clean-up, laws and regulations presently or virtually certain to be enacted and prior experience in remediation of contaminated sites.

Decommissioning costs
The provision for decommissioning represents the cost that will arise from dismantling and removing an asset and restoring the site on which it is located. The obligation is incurred at the time the asset is put in place or as a consequence of using the asset for purposes other than to produce inventories. Accordingly, a provision and a decommissioning asset is recognised and included within mine infrastructure.
Decommissioning costs are provided at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices. The unwinding of the decommissioning obligation is included in the income statement as finance costs. Estimated future costs of decommissioning obligations are reviewed regularly and adjusted as appropriate for new circumstances or changes in law or technology. Changes in estimates are capitalised or reversed against the relevant asset. Estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.
Gains or losses from the expected disposal of assets are not taken into account when determining the provision.

Restoration costs
The provision for restoration represents the cost of restoring site damage as a result of operating the asset to produce inventories. Changes in the provision are recorded in the income statement as a cost of production.
Restoration costs are estimated at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices and adjusted for risks specific to the liability. The estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Other
Litigation and administrative proceedings are evaluated on a case-by-case basis considering the information available, including that of legal counsel, to assess potential outcomes. Where it is considered probable that an obligation will result in an outflow of resources, a provision is recorded for the present value of the expected cash outflows if these are reasonably measurable. These provisions cover the estimated payments to plaintiffs, court fees and the cost of potential settlements.
Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recognised only when the reimbursement is virtually certain. The amount to be reimbursed is recognised as a separate asset. Where the
Group has a joint and several liability with one or more other parties, no provision is recognised to the extent that those other parties are expected to settle part or all of the obligation.